UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 06/30/2010.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		06/30/2010

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  64,083 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Marvell Technology Group       COM     G5876H105     1688  107104SH              Sole              107104
Tyco Electronics               COM     H8912P106     1472   58011SH              Sole               58011
American Express               COM     025816109     1610   40562SH              Sole               40562
AmerisourceBergen Corp         COM     03073E105     1685   53057SH              Sole               53057
Apple Computer                 COM     037833100     4849   19279SH              Sole               19279
ARM Holdings                   COM     042068106     1167   94080SH              Sole               94080
Baidu.com                      COM     056752108     1485   21810SH              Sole               21810
Bank of America Corp           COM     060505104     1409   98062SH              Sole               98062
Broadcom Corp A                COM      111320107    1231   37330SH              Sole               37330
CSX Corp                       COM      126408103    1586   31951SH              Sole               31951
Carpenter Technology Corp      COM      144285103    1114   33924SH              Sole               33924
Chevron Corp                   COM      166764100     326    4808SH              Sole                4808
Chipotle Mexican Grill         COM      169656105    1241    9071SH              Sole                9071
Cisco Systems                  COM     17275R102     1471   69048SH              Sole               69048
Cliffs Natural Resources       COM     18683K101     1678   35584SH              Sole               35584
Coach Inc                      COM      189754104    1660   45409SH              Sole               45409
Coca-Cola Co                   COM      191216100     602   12010SH              Sole               12010
Cree Inc                       COM      225447101    1715   28561SH              Sole               28561
Cummins Engine                 COM      231021106    1138   17475SH              Sole               17475
Deerfield Capital Corporation  COM      244331104     170   31000SH              Sole               31000
Del Monte Foods                COM     24522P103     1630  113295SH              Sole              113295
Emerson Corp                   COM      291011104     210    4800SH              Sole                4800
Ennis Inc                      COM      293389102     478   31861SH              Sole               31861
Exxon Mobil                    COM     30231G102      955   16731SH              Sole               16731
Finisar Corporation            COM     31787A507     1554  104270SH              Sole              104270
Ford Motor Co                  COM      345370860    1504  149226SH              Sole              149226
General Electric               COM      369604103    1539  106720SH              Sole              106720
H J Heinz                      COM      423074103    1383   32006SH              Sole               32006
Home Depot                     COM      437076102    1456   51867SH              Sole               51867
Johnson & Johnson              COM      478160104     778   13172SH              Sole               13172
Jones Lang Lasalle             COM     48020Q107     1141   17381SH              Sole               17381
Joy Global                     COM      481165108    2064   41201SH              Sole               41201
KeyCorp                        COM      493267108    1628  211667SH              Sole              211667
Landstar System                COM      515098101    1124   28819SH              Sole               28819
Merck & Co Inc                 COM     58933Y105      205    5861SH              Sole                5861
Mylan Labs Inc                 COM      628530107    1864  109387SH              Sole              109387
Netlogic Microsystems Inc      COM     64118B100     1123   41275SH              Sole               41275
Oracle Systems                 COM     68389X105      418   19456SH              Sole               19456
Rayonier Inc                   COM      754907103    1138   25844SH              Sole               25844
Rick's Cabaret                 COM      765641303     237   30000SH              Sole               30000
Target Corporation             COM     87612E106     1500   30516SH              Sole               30516
Toronto-Dominion Bank          COM      891160509    1571   24209SH              Sole               24209
United Parcel Service          COM      911312106    1073   18861SH              Sole               18861
Visa Inc                       COM     92826C839     1296   18320SH              Sole               18320
Vishay Intertechnology         COM      928298108    1210  156313SH              Sole              156313
VMware Inc                     COM      928563402    1102   17610SH              Sole               17610
WebMediaBrands Inc             COM     94770W100     3026 3361826SH              Sole             3361826
Whiting Petroleum Corp         COM      966387102    1579   20133SH              Sole               20133